MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Asset Impairment Charges [Text Block]
6.	MEASUREMENT UNCERTAINTY – IMPAIRMENT OF LONG-LIVED ASSETS

The company reviews its other long-lived assets, primarily plant and equipment, for impairment when events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. The company tests for impairment using a two-step methodology as follows:

(i)	determine whether the projected undiscounted future cash flows from their use exceed the net carrying amount of the assets as of the assessment date; and

(ii)
if assets are determined to be impaired in step (i), then such impaired assets are written down to their fair value, determined principally by using discounted future cash flows expected from their use and eventual disposition.

The company tested its goodwill for impairment on an annual basis using a two-step impairment test at the reporting unit level. Reporting units of the company, defined as operating segments or one reporting level lower, are its one pulp and three paper mill operations. The first step of the goodwill impairment test, used to identify potential impairment, compared the fair value of a reporting unit with its carrying amount, including goodwill. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compared the implied fair value of reporting unit goodwill with the carrying amount of that goodwill

Estimates of future cash flows and fair value require judgments, assumptions and estimates may change over time. Due to the variables associated with judgments and assumptions used in these tests, the precision and accuracy of estimates of impairment charges are subject to significant uncertainties and may change significantly as additional information becomes known. The carrying value of long-lived assets represented approximately 56.7% of total assets as at December 31, 2014. If future developments were to differ adversely from management’s best estimate of key assumptions and associated cash flows, the company could potentially experience future material impairment charges.

The following table provides the components of the impairment and other closure costs:

	Successor
	As at December 31,
	2014	2013
Property, plant and equipment
Powell River	$13.0	$12.9
Port Alberni	–	17.3
	13.0	30.2
Inventory – operating and maintenance supplies and spare parts	1.9	–
Other assets	1.6	–
Goodwill	–	56.7
	$16.5	$86.9

2014

On December 31, 2014, the company recognized an impairment charge of $16.5.

In December 2014, the company announced that its Powell River No. 9 paper machine would be indefinitely curtailed due to a lack of demand and declining market for paper manufactured on this machine. The company recognized an impairment charge of $13.0 million on property, plant and equipment, $1.6 million on other assets and $1.9 million on related operating and maintenance supplies and spare parts inventory.

In addition to the indefinite curtailment of the No. 9 paper machine, declines in current and forecasted paper prices that may negatively impact future operating costs and profitability were identified as indicators of potential impairment of long-lived assets at December 31, 2014. Four asset groups were identified for the purpose of the impairment analysis: Crofton paper, Crofton pulp, Powell River and Port Alberni. Assets and related liabilities were grouped by mill in accordance with the enterprise valuation established for fresh start accounting on September 30, 2012 for which independent cash flows were identified for each mill. Crofton pulp group was excluded from the impairment analysis given that the indicators do not reflect that the carrying value of assets used for pulp production may not be recoverable.

The company conducted step (i) of the impairment test to determine whether the carrying value of its long-lived assets were recoverable. All the asset groups passed the recoverability test therefore no additional impairment of the carrying value of property, plant and equipment was recorded as of December 31, 2014.

Estimates of future cash flows used to test the recoverability of long-lived assets included key assumptions related to foreign exchange rates, forecast product prices, market supply and demand, estimated useful life of the long-lived assets, production levels, production costs, inflation, weighted average cost of capital, and capital spending. The assumptions were derived from information generated internally and external published reports and forecasts. Product sales prices and foreign exchange assumptions for 2015 of CDN$1.00 = US$0.83 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2019 were based on independent, published market forecasts. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value. A discount rate of 15% was used, reflecting current market assessments of the time value of money and the risks particular to the company’s assets.

2013

On December 31, 2013, the company recognized an impairment charge of $56.7 million on goodwill and $30.2 million on property, plant and equipment.

There were indicators of potential impairment of long-lived assets at December 31, 2013, including declines in current and forecasted paper prices and announced rate increases in future electric power purchases that may negatively impact future operating costs and profitability. Four asset groups were identified for the purpose of the impairment analysis: Crofton paper, Crofton pulp, Powell River and Port Alberni. Assets and related liabilities were grouped by mill in accordance with the enterprise valuation established for fresh start accounting on September 30, 2012 for which independent cash flows were identified for each mill.

The full carrying value of goodwill was included in the Powell River and Port Alberni asset groups for the purpose of the long-lived asset impairment test in accordance with the assignment of goodwill on application of fresh start accounting. The company conducted step (i) of the impairment test to determine whether the carrying value of its long-lived assets were recoverable. The Port Alberni and Powell River asset groups failed the recoverability test due in part to current and projected weakness in specialty paper prices. The carrying value of assigned assets and liabilities exceeded the estimated fair value of the asset groups, resulting in full impairment of assigned goodwill and impairment of the carrying value of property, plant and equipment down to estimated fair value as of December 31, 2013.

Estimates of future cash flows used to test the recoverability of long-lived assets included key assumptions related to foreign exchange rates, forecast product prices, market supply and demand, estimated useful life of the long-lived assets, production levels, production costs, inflation, weighted average cost of capital, and capital spending. The assumptions were derived from information generated internally and external published reports and forecasts. Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value. A discount rate of 15% was used, reflecting current market assessments of the time value of money and the risks particular to the company’s assets.

2012

The company did not identify any impairment indicators related to its continuing operations subsequent to establishing an enterprise value and applying fresh start accounting as of September 30, 2012 and therefore did not conduct an impairment test as of December 31, 2012.

For its discontinued operations the company recognized impairment, severance and other closure costs of $11.0 million for the three months ended December 31, 2012 and $8.7 million for the nine months ended September 30, 2012, as disclosed in note 8, Assets held for sale and discontinued operations.